Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Oakmark International (Prospectus Summary): | Oakmark International
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark International Fund, the following replaces the fourth sentence of the first paragraph under "Principal Investment Strategy" on page 30 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments.

PROSUPMAY11

Oakmark International | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKIX
Oakmark International | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARIX